                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-21591
                                  ----------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                          64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:      07-31
                            ----------------------------------------------------

Date of reporting period:     07-31-2005
                            ----------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of man and woman]

JULY 31, 2005

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

AS AMENDED APRIL 10, 2006

                   [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

MY RETIREMENT 2015 PORTFOLIO

MY RETIREMENT 2025 PORTFOLIO

MY RETIREMENT 2035 PORTFOLIO

MY RETIREMENT 2045 PORTFOLIO

MY RETIREMENT INCOME PORTFOLIO

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the My Retirement
Portfolios for the period ended July 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
January 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

My Retirement 2015 Portfolio - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         11.17%           8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          16.43%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.83%             --
--------------------------------------------------------------------------------
Institutional Class                                    11.32%           8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          10.88%           8/31/04
--------------------------------------------------------------------------------
R Class                                                10.59%           8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
2

My Retirement 2015 Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through July 31, 2005, My Retirement 2015 returned 11.17%*. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 11 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 16.43% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value clearly surpass growth among large-cap stocks, but a far narrower victory for value in the smaller-cap arena. Foreign stock indices outperformed the overall U.S. market. The MSCI EAFE Index gained
20.44%. The MSCI Emerging Markets Index jumped 40.93%.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns in excess of 11% for the period; the two-year Treasury note returned less than 1%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.83%.

PORTFOLIO STRATEGY

My Retirement 2015 seeks the highest total return consistent with its target asset mix of 53% stocks, 42% bonds, and 5% cash equivalents. The portfolio is a
"fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation, which features a diversified mix of asset classes and investment styles, will be adjusted annually. In general, the allocation to stocks will go down and the allocations to bonds and cash will increase each year until 2015, when the portfolio's asset mix will become fixed and match that of My Retirement Income (see page 15).

An investment in My Retirement 2015 entails some risks, including those associated with investing in stocks, bonds, and foreign securities. The value of the portfolio's shares will fluctuate over time.

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

------
3

My Retirement 2015 Portfolio - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 45.9%
--------------------------------------------------------------------------------
          154,555  Income & Growth Fund
                   Institutional Class                              $ 4,908,667
--------------------------------------------------------------------------------
          667,962  Large Company Value Fund
                   Institutional Class                                4,408,549
--------------------------------------------------------------------------------
           82,093  Real Estate Fund
                   Institutional Class                                2,319,127
--------------------------------------------------------------------------------
           83,960  Small Company Fund
                   Institutional Class                                  920,202
--------------------------------------------------------------------------------
          120,071  Ultra Fund Institutional Class(2)                  3,594,926
--------------------------------------------------------------------------------
          291,215  Value Fund Institutional Class                     2,213,234
--------------------------------------------------------------------------------
          118,404  Vista Fund Institutional Class(2)                  1,841,182
--------------------------------------------------------------------------------
                                                                     20,205,887
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 36.0%
--------------------------------------------------------------------------------
        1,248,070  Diversified Bond Fund
                   Institutional Class                               12,692,872
--------------------------------------------------------------------------------
          248,403  High-Yield Fund
                   Institutional Class                                1,617,104
--------------------------------------------------------------------------------
          141,771  Inflation-Adjusted Bond Fund
                   Institutional Class                                1,573,658
--------------------------------------------------------------------------------
                                                                     15,883,634
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 8.2%
--------------------------------------------------------------------------------
          126,701  Emerging Markets Fund
                   Institutional Class                                  931,252
--------------------------------------------------------------------------------
          289,887  International Growth Fund
                   Institutional Class                                2,675,657
--------------------------------------------------------------------------------
                                                                      3,606,909
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 4.9%
--------------------------------------------------------------------------------
        2,166,265  Premium Money Market Fund
                   Investor Class                                     2,166,265
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 4.9%
--------------------------------------------------------------------------------
          158,164  International Bond Fund
                   Institutional Class                                2,157,357
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $42,720,575)                                                   44,020,052
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                     45,246
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $44,065,298
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      26.2%
--------------------------------------------------------------------------------
  Large Cap Growth                                                      8.1%
--------------------------------------------------------------------------------
  Large Cap Growth-International                                        6.1%
--------------------------------------------------------------------------------
  Real Estate                                                           5.3%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                        4.2%
--------------------------------------------------------------------------------
  Mid Cap Growth-International                                          2.1%
--------------------------------------------------------------------------------
  Small Cap Value                                                       2.1%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           54.1%
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     32.3%
--------------------------------------------------------------------------------
  International                                                         4.9%
--------------------------------------------------------------------------------
  High-Yield                                                            3.7%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     40.9%
--------------------------------------------------------------------------------
MONEY MARKET                                                            4.9%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                            0.1%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
4

My Retirement 2025 Portfolio - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         13.57%           8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          16.43%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.83%             --
--------------------------------------------------------------------------------
Institutional Class                                    13.74%           8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          13.28%           8/31/04
--------------------------------------------------------------------------------
R Class                                                13.10%           8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
5

My Retirement 2025 Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through July 31, 2005, My Retirement 2025 returned 13.57%*. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 11 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 16.43% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value clearly surpass growth among large-cap stocks, but a far narrower victory for value in the smaller-cap arena. Foreign stock indices outperformed the overall U.S. market. The MSCI EAFE Index gained
20.44%. The MSCI Emerging Markets Index jumped 40.93%.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns in excess of 11% for the period; the two-year Treasury note returned less than 1%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.83%.

PORTFOLIO STRATEGY

My Retirement 2025 seeks the highest total return consistent with its target asset mix of 67% stocks, 28% bonds, and 5% cash equivalents. The portfolio is a
"fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation, which features a diversified mix of asset classes and investment styles, will be adjusted annually. In general, the allocation to stocks will go down and the allocations to bonds and cash will increase each year until 2025, when the portfolio's asset mix will become fixed and match that of My Retirement Income (see page 15).

An investment in My Retirement 2025 entails some risks, including those associated with investing in stocks, bonds, and foreign equities. The value of the portfolio's shares will fluctuate over time.

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

------
6

My Retirement 2025 Portfolio - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 55.7%
--------------------------------------------------------------------------------
          391,775  Equity Growth Fund
                   Institutional Class                              $ 9,120,522
--------------------------------------------------------------------------------
        1,358,268  Large Company Value Fund
                   Institutional Class                                8,964,569
--------------------------------------------------------------------------------
          139,097  Real Estate Fund
                   Institutional Class                                3,929,490
--------------------------------------------------------------------------------
          284,592  Small Company Fund
                   Institutional Class                                3,119,128
--------------------------------------------------------------------------------
          305,255  Ultra Fund Institutional Class(2)                  9,139,334
--------------------------------------------------------------------------------
          493,523  Value Fund Institutional Class                     3,750,775
--------------------------------------------------------------------------------
          250,801  Vista Fund Institutional Class(2)                  3,899,956
--------------------------------------------------------------------------------
                                                                     41,923,774
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 27.1%
--------------------------------------------------------------------------------
        1,599,799  Diversified Bond Fund
                   Institutional Class                               16,269,956
--------------------------------------------------------------------------------
          318,470  High-Yield Fund
                   Institutional Class                                2,073,240
--------------------------------------------------------------------------------
          181,692  Inflation-Adjusted Bond Fund
                   Institutional Class                                2,016,781
--------------------------------------------------------------------------------
                                                                     20,359,977
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 12.2%
--------------------------------------------------------------------------------
          322,167  Emerging Markets Fund
                   Institutional Class                                2,367,927
--------------------------------------------------------------------------------
          736,854  International Growth Fund
                   Institutional Class                                6,801,163
--------------------------------------------------------------------------------
                                                                      9,169,090
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 4.9%
--------------------------------------------------------------------------------
        3,669,778  Premium Money Market Fund
                   Investor Class                                     3,669,778
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $71,796,628)                                                   75,122,619
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                     72,856
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $75,195,475
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      29.0%
--------------------------------------------------------------------------------
  Large Cap Growth                                                     12.2%
--------------------------------------------------------------------------------
  Large Cap Growth-International                                        9.0%
--------------------------------------------------------------------------------
  Real Estate                                                           5.2%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                        5.2%
--------------------------------------------------------------------------------
  Small Cap Value                                                       4.1%
--------------------------------------------------------------------------------
  Mid Cap Growth-International                                          3.2%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           67.9%
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     24.3%
--------------------------------------------------------------------------------
  High-Yield                                                            2.8%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     27.1%
--------------------------------------------------------------------------------
MONEY MARKET                                                            4.9%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                            0.1%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
7

My Retirement 2035 Portfolio - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         15.71%           8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          16.43%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.83%             --
--------------------------------------------------------------------------------
Institutional Class                                    15.98%           8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          15.53%           8/31/04
--------------------------------------------------------------------------------
R Class                                                15.24%           8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
8

My Retirement 2035 Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through July 31, 2005, My Retirement 2035 returned 15.71%*. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 11 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 16.43% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value clearly surpass growth among large-cap stocks, but a far narrower victory for value in the smaller-cap arena. Foreign stock indices outperformed the overall U.S. market. The MSCI EAFE Index gained
20.44%. The MSCI Emerging Markets Index jumped 40.93%.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns in excess of 11% for the period; the two-year Treasury note returned less than 1%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.83%.

PORTFOLIO STRATEGY

My Retirement 2035 seeks the highest total return consistent with its target asset mix of 80% stocks, 18% bonds, and 2% cash equivalents. The portfolio is a
"fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation, which features a diversified mix of asset classes and investment styles, will be adjusted annually. In general, the allocation to stocks will go down and the allocations to bonds and cash will increase each year until 2035, when the portfolio's asset mix will become fixed and match that of My Retirement Income (see page 15).

An investment in My Retirement 2035 entails some risks, including those associated with investing in stocks, bonds, and foreign equities. The value of the portfolio's shares will fluctuate over time.

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

------
9

My Retirement 2035 Portfolio - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 65.5%
--------------------------------------------------------------------------------
          151,602  Equity Growth Fund
                   Institutional Class                              $ 3,529,295
--------------------------------------------------------------------------------
          525,715  Large Company Value Fund
                   Institutional Class                                3,469,719
--------------------------------------------------------------------------------
           46,111  Real Estate Fund
                   Institutional Class                                1,302,636
--------------------------------------------------------------------------------
           94,342  Small Company Fund
                   Institutional Class                                1,033,988
--------------------------------------------------------------------------------
          118,114  Ultra Fund Institutional Class(2)                  3,536,333
--------------------------------------------------------------------------------
          229,177  Value Fund Institutional Class                     1,741,745
--------------------------------------------------------------------------------
          116,408  Vista Fund Institutional Class(2)                  1,810,144
--------------------------------------------------------------------------------
                                                                     16,423,860
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 17.3%
--------------------------------------------------------------------------------
          341,334  Diversified Bond Fund
                   Institutional Class                                3,471,367
--------------------------------------------------------------------------------
           67,923  High-Yield Fund
                   Institutional Class                                  442,179
--------------------------------------------------------------------------------
           38,763  Inflation-Adjusted Bond Fund
                   Institutional Class                                  430,269
--------------------------------------------------------------------------------
                                                                      4,343,815
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 15.2%
--------------------------------------------------------------------------------
          178,035  Emerging Markets Fund
                   Institutional Class                                1,308,557
--------------------------------------------------------------------------------
          271,606  International Growth Fund
                   Institutional Class                                2,506,924
--------------------------------------------------------------------------------
                                                                      3,815,481
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.9%
--------------------------------------------------------------------------------
          487,118  Premium Money Market Fund
                   Investor Class                                       487,118
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $23,765,683)                                                   25,070,274
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                     21,185
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $25,091,459
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      34.8%
--------------------------------------------------------------------------------
  Large Cap Growth                                                     14.1%
--------------------------------------------------------------------------------
  Large Cap Growth-International                                       10.0%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                        7.2%
--------------------------------------------------------------------------------
  Mid Cap Growth-International                                          5.2%
--------------------------------------------------------------------------------
  Real Estate                                                           5.2%
--------------------------------------------------------------------------------
  Small Cap Value                                                       4.2%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           80.7%
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     15.5%
--------------------------------------------------------------------------------
  High-Yield                                                            1.8%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     17.3%
--------------------------------------------------------------------------------
MONEY MARKET                                                            1.9%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                            0.1%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

My Retirement 2045 Portfolio - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         16.86%           8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          16.43%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.83%             --
--------------------------------------------------------------------------------
Institutional Class                                    17.11%           8/31/04
--------------------------------------------------------------------------------
Advisor Class                                          16.57%           8/31/04
--------------------------------------------------------------------------------
R Class                                                16.38%           8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
11

My Retirement 2045 Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through July 31, 2005, My Retirement 2045 returned 16.86%*. This return reflected the positive performance of the portfolio's equity, fixed-income, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 11 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 16.43% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value clearly surpass growth among large-cap stocks, but a far narrower victory for value in the smaller-cap arena. Foreign stock indices outperformed the overall U.S. market. The MSCI EAFE Index gained
20.44%. The MSCI Emerging Markets Index jumped 40.93%.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns in excess of 11% for the period; the two-year Treasury note returned less than 1%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.83%.

PORTFOLIO STRATEGY

My Retirement 2045 seeks the highest total return consistent with its target asset mix of 85% stocks, 13% bonds, and 2% cash equivalents. The portfolio is a
"fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation, which features a diversified mix of asset classes and investment styles, will be adjusted annually. In general, the allocation to stocks will go down and the allocations to bonds and cash will increase each year until 2045, when the portfolio's asset mix will become fixed and match that of My Retirement Income (see page 15).

An investment in My Retirement 2045 entails some risks, including those associated with investing in stocks, bonds, and foreign equities. The value of the portfolio's shares will fluctuate over time.

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

------
12

My Retirement 2045 Portfolio - Schedule of Investments

JULY 31, 2005

Shares                                                               Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 100.0%

DOMESTIC EQUITY FUNDS -- 70.4%
--------------------------------------------------------------------------------
           97,079  Equity Growth Fund
                   Institutional Class                              $ 2,259,999
--------------------------------------------------------------------------------
          336,548  Large Company Value Fund
                   Institutional Class                                2,221,217
--------------------------------------------------------------------------------
           27,584  Real Estate Fund
                   Institutional Class                                  779,248
--------------------------------------------------------------------------------
           70,540  Small Company Fund
                   Institutional Class                                  773,118
--------------------------------------------------------------------------------
           75,644  Ultra Fund Institutional Class(2)                  2,264,781
--------------------------------------------------------------------------------
          146,755  Value Fund Institutional Class                     1,115,338
--------------------------------------------------------------------------------
           74,600  Vista Fund Institutional Class(2)                  1,160,030
--------------------------------------------------------------------------------
                                                                     10,573,731
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 15.2%
--------------------------------------------------------------------------------
          127,781  Emerging Markets Fund
                   Institutional Class                                  939,190
--------------------------------------------------------------------------------
          146,045  International Growth Fund
                   Institutional Class                                1,347,996
--------------------------------------------------------------------------------
                                                                      2,287,186
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 12.5%
--------------------------------------------------------------------------------
          147,197  Diversified Bond Fund
                   Institutional Class                                1,496,993
--------------------------------------------------------------------------------
           29,301  High-Yield Fund
                   Institutional Class                                  190,750
--------------------------------------------------------------------------------
           16,707  Inflation-Adjusted Bond Fund
                   Institutional Class                                  185,448
--------------------------------------------------------------------------------
                                                                      1,873,191
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.9%
--------------------------------------------------------------------------------
          290,954  Premium Money Market Fund
                   Investor Class                                       290,954
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $14,060,933)                                                   15,025,062
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                           7,088
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $15,032,150
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

(3) Category is less than 0.05% of total net assets.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      37.2%
--------------------------------------------------------------------------------
  Large Cap Growth                                                     15.1%
--------------------------------------------------------------------------------
  Large Cap Growth-International                                        9.0%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                        7.7%
--------------------------------------------------------------------------------
  Mid Cap Growth-International                                          6.2%
--------------------------------------------------------------------------------
  Real Estate                                                           5.2%
--------------------------------------------------------------------------------
  Small Cap Value                                                       5.2%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           85.6%
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     11.2%
--------------------------------------------------------------------------------
  High-Yield                                                            1.3%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     12.5%
--------------------------------------------------------------------------------
MONEY MARKET                                                            1.9%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                           --(3)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
13

My Retirement Income Portfolio - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                          8.14%           8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          16.43%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.83%             --
--------------------------------------------------------------------------------
Institutional Class                                     8.31%           8/31/04
--------------------------------------------------------------------------------
Advisor Class                                           7.82%           8/31/04
--------------------------------------------------------------------------------
R Class                                                 7.61%           8/31/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
14

My Retirement Income Portfolio - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on August 31, 2004, through July 31, 2005, My Retirement
Income returned 8.14%*. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 11 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 16.43% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value clearly surpass growth among large-cap stocks, but a far narrower victory for value in the smaller-cap arena.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns in excess of 11% for the period; the two-year Treasury note returned less than 1%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.83%.

PORTFOLIO STRATEGY

My Retirement Income seeks current income, with capital appreciation as a secondary objective, by investing in a diversified mix of asset classes and investment styles. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds to achieve its investment objectives and target asset allocation. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's target asset allocation is 55% bonds, 35% stocks, and 10% cash equivalents. This target asset mix is expected to remain fixed over time. The portfolio's asset mix is reviewed quarterly and rebalanced if necessary to maintain the target allocation.

Although this is the most conservative My Retirement Portfolio, it nonetheless entails some risks, including those associated with investing in bonds, stocks, and foreign securities. The value of the portfolio's shares will fluctuate over time.

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

------
15

My Retirement Income Portfolio - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.8%

DOMESTIC FIXED INCOME FUNDS -- 44.1%
--------------------------------------------------------------------------------
          683,389  Diversified Bond Fund
                   Institutional Class                              $ 6,950,066
--------------------------------------------------------------------------------
          135,990  High-Yield Fund
                   Institutional Class                                  885,295
--------------------------------------------------------------------------------
           77,632  Inflation-Adjusted Bond Fund
                   Institutional Class                                  861,715
--------------------------------------------------------------------------------
                                                                      8,697,076
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 35.9%
--------------------------------------------------------------------------------
           63,205  Income & Growth Fund
                   Institutional Class                                2,007,391
--------------------------------------------------------------------------------
          255,484  Large Company Value Fund
                   Institutional Class                                1,686,194
--------------------------------------------------------------------------------
           36,908  Real Estate Fund
                   Institutional Class                                1,042,651
--------------------------------------------------------------------------------
           28,299  Small Company Fund
                   Institutional Class                                  310,157
--------------------------------------------------------------------------------
           33,757  Ultra Fund Institutional Class(2)                  1,010,685
--------------------------------------------------------------------------------
           78,612  Value Fund Institutional Class                       597,451
--------------------------------------------------------------------------------
           26,609  Vista Fund Institutional Class(2)                    413,770
--------------------------------------------------------------------------------
                                                                      7,068,299
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 9.9%
--------------------------------------------------------------------------------
        1,950,577  Premium Money Market Fund
                   Investor Class                                     1,950,577
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 9.9%
--------------------------------------------------------------------------------
          142,415  International Bond Fund
                   Institutional Class                                1,942,541
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $19,297,202)                                                   19,658,493
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                     31,254
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $19,689,747
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     39.6%
--------------------------------------------------------------------------------
  International                                                         9.9%
--------------------------------------------------------------------------------
  High-Yield                                                            4.5%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     54.0%
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      21.8%
--------------------------------------------------------------------------------
  Real Estate                                                           5.3%
--------------------------------------------------------------------------------
  Large Cap Growth                                                      5.1%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                        2.1%
--------------------------------------------------------------------------------
  Small Cap Value                                                       1.6%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           35.9%
--------------------------------------------------------------------------------
MONEY MARKET                                                            9.9%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                            0.2%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
16

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses,

                                                                    (continued)

------
17

Shareholder Fee Examples (Unaudited)

which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                                                                EFFECTIVE
                     BEGINNING     ENDING     EXPENSES PAID                   EXPENSES PAID     EFFECTIVE
                      ACCOUNT      ACCOUNT   DURING PERIOD(1)   ANNUALIZED   DURING PERIOD(2)   ANNUALIZED
                       VALUE        VALUE       2/1/05 -         EXPENSE         2/1/05 -        EXPENSE
                       2/1/05      7/31/05       7/31/05         RATIO(1)         7/31/05        RATIO(2)
----------------------------------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,041.00       $1.01          0.20%             $4.20          0.83%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,041.90       $0.00          0.00%(3)          $3.19          0.63%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,040.00       $2.28          0.45%             $5.46          1.08%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,038.10       $3.54          0.70%             $6.72          1.33%
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,023.80       $1.00          0.20%             $4.16          0.83%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,024.79       $0.00          0.00%(3)          $3.16          0.63%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,022.56       $2.26          0.45%             $5.42          1.08%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,021.32       $3.51          0.70%             $6.67          1.33%
----------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, did not exceed 0.005%.

                                                                    (continued)

------
18

Shareholder Fee Examples (Unaudited)

----------------------------------------------------------------------------------------------------------
                                                                                EFFECTIVE
                     BEGINNING     ENDING     EXPENSES PAID                   EXPENSES PAID     EFFECTIVE
                      ACCOUNT      ACCOUNT   DURING PERIOD(1)   ANNUALIZED   DURING PERIOD(2)   ANNUALIZED
                       VALUE        VALUE       2/1/05 -         EXPENSE         2/1/05 -        EXPENSE
                       2/1/05      7/31/05       7/31/05         RATIO(1)         7/31/05        RATIO(2)
----------------------------------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,051.60       $1.02          0.20%             $4.48          0.88%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,052.50       $0.00          0.00%(3)          $3.46          0.68%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,049.70       $2.29          0.45%             $5.74          1.13%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,049.80       $3.56          0.70%             $7.01          1.38%
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,023.80       $1.00          0.20%             $4.42          0.88%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,024.79       $0.00          0.00%(3)          $3.41          0.68%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,022.56       $2.26          0.45%             $5.67          1.13%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,021.32       $3.51          0.70%             $6.92          1.38%
----------------------------------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,058.30       $1.02          0.20%             $4.80          0.94%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,059.20       $0.00          0.00%(3)          $3.78          0.74%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,057.40       $2.30          0.45%             $6.07          1.19%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,055.60       $3.57          0.70%             $7.34          1.44%
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,023.80       $1.00          0.20%             $4.72          0.94%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,024.79       $0.00          0.00%(3)          $3.72          0.74%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,022.56       $2.26          0.45%             $5.97          1.19%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,021.32       $3.51          0.70%             $7.22          1.44%
----------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, did not exceed 0.005%.

                                                                    (continued)

------
19

Shareholder Fee Examples (Unaudited)

----------------------------------------------------------------------------------------------------------
                                                                                EFFECTIVE
                     BEGINNING     ENDING     EXPENSES PAID                   EXPENSES PAID     EFFECTIVE
                      ACCOUNT      ACCOUNT   DURING PERIOD(1)   ANNUALIZED   DURING PERIOD(2)   ANNUALIZED
                       VALUE        VALUE       2/1/05 -         EXPENSE         2/1/05 -        EXPENSE
                       2/1/05      7/31/05       7/31/05         RATIO(1)         7/31/05        RATIO(2)
----------------------------------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,061.60       $1.02          0.20%             $4.75          0.93%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,063.50       $0.00          0.00%(3)          $3.73          0.73%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,060.80       $2.30          0.45%             $6.03          1.18%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,059.90       $3.58          0.70%             $7.30          1.43%
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,023.80       $1.00          0.20%             $4.67          0.93%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,024.79       $0.00          0.00%(3)          $3.66          0.73%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,022.56       $2.26          0.45%             $5.92          1.18%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,021.32       $3.51          0.70%             $7.17          1.43%
----------------------------------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,029.90       $1.01          0.20%             $3.77          0.75%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,030.90       $0.00          0.00%(3)          $2.77          0.55%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,027.60       $2.26          0.45%             $5.03          1.00%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,027.20       $3.52          0.70%             $6.28          1.25%
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,023.80       $1.00          0.20%             $3.76          0.75%
----------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,024.79       $0.00          0.00%(3)          $2.76          0.55%
----------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,022.56       $2.26          0.45%             $5.01          1.00%
----------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,021.32       $3.51          0.70%             $6.26          1.25%
----------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, did not exceed 0.005%.

------
20

Statement of Assets and Liabilities

JULY 31, 2005
--------------------------------------------------------------------------------
                                          2015           2025           2035
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in
affiliates, at value (cost of
$42,720,575, $71,796,628, and
$23,765,683, respectively)            $44,020,052    $75,122,619    $25,070,274
------------------------------------
Cash                                           --          9,272          8,925
------------------------------------
Receivable for capital
shares sold                                   163            408          1,227
------------------------------------
Distributions receivable
from affiliates                            54,110         71,955         14,535
--------------------------------------------------------------------------------
                                       44,074,325     75,204,254     25,094,961
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                         2,324             --             --
------------------------------------
Accrued administrative fees                 6,643          8,688          3,480
------------------------------------
Service and distribution
fees payable                                   60             91             22
--------------------------------------------------------------------------------
                                            9,027          8,779          3,502
--------------------------------------------------------------------------------
NET ASSETS                            $44,065,298    $75,195,475    $25,091,459
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                      $42,404,572    $71,265,079    $23,659,095
------------------------------------
Undistributed net
investment income                         306,231        483,721        100,583
------------------------------------
Undistributed net realized gain
on investment transactions                 55,018        120,684         27,190
------------------------------------
Net unrealized appreciation
on investments                          1,299,477      3,325,991      1,304,591
--------------------------------------------------------------------------------
                                      $44,065,298    $75,195,475    $25,091,459
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                            $40,716,706    $53,284,629    $21,536,885
------------------------------------
Shares outstanding                      3,725,913      4,752,646      1,883,976
------------------------------------
Net asset value per share                  $10.93         $11.21         $11.43
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                             $3,011,431    $21,458,170     $3,435,072
------------------------------------
Shares outstanding                        275,212      1,911,639        300,041
------------------------------------
Net asset value per share                  $10.94         $11.23         $11.45
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                               $323,333       $387,664       $113,323
------------------------------------
Shares outstanding                         29,634         34,629          9,926
------------------------------------
Net asset value per share                  $10.91         $11.19         $11.42
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                $13,828        $65,012         $6,179
------------------------------------
Shares outstanding                          1,269          5,816            542
------------------------------------
Net asset value per share                  $10.90         $11.18         $11.40
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

Statement of Assets and Liabilities

JULY 31, 2005
--------------------------------------------------------------------------------
                                                         2045          INCOME
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in affiliates,
at value (cost of $14,060,933 and
$19,297,202, respectively)                           $15,025,062    $19,658,493
-------------------------------------------------
Cash                                                       1,690          2,883
-------------------------------------------------
Receivable for capital shares sold                           150             --
-------------------------------------------------
Distributions receivable from affiliates                   6,569         31,074
--------------------------------------------------------------------------------
                                                      15,033,471     19,692,450
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued administrative fees                                1,269          2,630
-------------------------------------------------
Service and distribution fees payable                         52             73
--------------------------------------------------------------------------------
                                                           1,321          2,703
--------------------------------------------------------------------------------
NET ASSETS                                           $15,032,150    $19,689,747
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)              $14,008,540    $19,261,187
-------------------------------------------------
Undistributed net investment income                       72,101         45,325
-------------------------------------------------
Accumulated undistributed net realized
gain (loss) on investment transactions                   (12,620)        21,944
-------------------------------------------------
Net unrealized appreciation on investments               964,129        361,291
--------------------------------------------------------------------------------
                                                     $15,032,150    $19,689,747
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                            $7,465,067    $15,572,320
-------------------------------------------------
Shares outstanding                                       646,675      1,481,780
-------------------------------------------------
Net asset value per share                                 $11.54         $10.51
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                            $7,180,887     $3,168,674
-------------------------------------------------
Shares outstanding                                       621,254        301,453
-------------------------------------------------
Net asset value per share                                 $11.56         $10.51
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                              $380,083       $940,225
-------------------------------------------------
Shares outstanding                                        32,978         89,500
-------------------------------------------------
Net asset value per share                                 $11.53         $10.51
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                $6,113         $8,528
-------------------------------------------------
Shares outstanding                                           531            812
-------------------------------------------------
Net asset value per share                                 $11.51         $10.50
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
22

Statement of Operations

FOR THE PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------------------------------------------
                                          2015           2025           2035
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------
Income distributions from
underlying funds -- affiliates         $  506,278     $  772,671     $  169,016
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Administrative fees                        33,159         42,958         15,760
------------------------------------
Service and distribution fees:
------------------------------------
  Advisor Class                               106            108             61
------------------------------------
  R Class                                      35             74             25
------------------------------------
Directors' fees and expenses                  213            404            108
--------------------------------------------------------------------------------
                                           33,513         43,544         15,954
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                     472,765        729,127        153,062
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------
Sale of investments in
underlying funds                           (9,553)       (17,782)        (8,341)
------------------------------------
Capital gain distributions
received from underlying funds             64,571        138,466         35,531
--------------------------------------------------------------------------------
                                           55,018        120,684         27,190
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON INVESTMENTS             1,299,477      3,325,991      1,304,591
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN        1,354,495      3,446,675      1,331,781
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS              $1,827,260     $4,175,802     $1,484,843
================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
23

Statement of Operations

FOR THE PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------------------------------------------
                                                         2045          INCOME
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------
Income distributions from
underlying funds -- affiliates                        $  158,416       $288,099
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------
Administrative fees                                        6,639         13,290
-------------------------------------------------
Service and distribution fees:
-------------------------------------------------
  Advisor Class                                              113             83
-------------------------------------------------
  R Class                                                     27             29
-------------------------------------------------
Directors' fees and expenses                                  96            102
--------------------------------------------------------------------------------
                                                           6,875         13,504
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    151,541        274,595
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-------------------------------------------------
Sale of investments in underlying funds                  (69,987)       (10,303)
-------------------------------------------------
Capital gain distributions received
from underlying funds                                     57,367         32,247
--------------------------------------------------------------------------------
                                                         (12,620)        21,944
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON INVESTMENTS                              964,129        361,291
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                         951,509        383,235
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $1,103,050       $657,830
================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

------
24

Statement of Changes in Net Assets

PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                    2015           2025           2035
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                 $   472,765    $   729,127    $   153,062
------------------------------------
Net realized gain                          55,018        120,684         27,190
------------------------------------
Change in net unrealized
appreciation                            1,299,477      3,325,991      1,304,591
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations               1,827,260      4,175,802      1,484,843
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                         (151,441)       (95,759)       (47,247)
------------------------------------
  Institutional Class                     (14,925)      (149,519)        (5,110)
------------------------------------
  Advisor Class                               (86)           (66)           (63)
------------------------------------
  R Class                                     (82)           (62)           (59)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (166,534)      (245,406)       (52,479)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions             42,404,572     71,265,079     23,659,095
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             44,065,298     75,195,475     25,091,459

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            --             --             --
--------------------------------------------------------------------------------
End of period                         $44,065,298    $75,195,475    $25,091,459
================================================================================

Undistributed net
investment income                        $306,231       $483,721       $100,583
================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
25

Statement of Changes in Net Assets

PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                    2045         INCOME
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                $   151,541    $   274,595
-------------------------------------------------
Net realized gain (loss)                                 (12,620)        21,944
-------------------------------------------------
Change in net unrealized appreciation                    964,129        361,291
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                              1,103,050        657,830
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------------
  Investor Class                                         (11,612)      (170,391)
-------------------------------------------------
  Institutional Class                                    (67,702)       (58,473)
-------------------------------------------------
  Advisor Class                                              (65)          (258)
-------------------------------------------------
  R Class                                                    (61)          (148)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                (79,440)      (229,270)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                            14,008,540     19,261,187
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            15,032,150     19,689,747

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                           --             --
--------------------------------------------------------------------------------
End of period                                        $15,032,150    $19,689,747
================================================================================

Undistributed net investment income                      $72,101        $45,325
================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

------
26

Notes to Financial Statements

JULY 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. My Retirement
2015 Portfolio (2015), My Retirement 2025 Portfolio (2025), My Retirement 2035
Portfolio (2035), My Retirement 2045 Portfolio (2045), and My Retirement Income
Portfolio (Income) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning substantially all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds'
(except for Income) investment objectives are to seek the highest total return consistent with their respective asset mix. The investment objective of Income is to seek current income. Capital appreciation is a secondary objective of
Income. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of Income. The funds incepted on August 31, 2004. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,
Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets).
A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME & GROWTH seeks long-term capital growth with income as a secondary objective. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
Income & Growth's managers also attempt to create a dividend yield for the fund that exceeds that of the S&P 500 Index.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

ULTRA seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth strategy and invests primarily in securities of companies located in developed countries other than the United States.

                                                                    (continued)

------
27

Notes to Financial Statements

JULY 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalents.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies.
If the underlying funds determine that the market price of a security is not readily available, or that the specific valuation methods do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the underlying funds' Board of
Directors/Trustees or its designee if such fair value determination would materially impact an underlying fund's net asset value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

EXPENSES -- The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually for 2015, 2025, 2035, and 2045.
Distributions from net investment income, if any, are generally declared and paid quarterly for Income. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor, Advisor, and R Classes of the
funds is 0.20%. There is no administrative fee for the Institutional Class.

                                                                    (continued)

------
28

Notes to Financial Statements

JULY 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION FEES -- The Board of Directors of the corporation has adopted a separate Master Distribution and Individual Shareholder Services Plan for the
Advisor and R Classes (collectively, the plans), pursuant to Rule 12b-1 of the
1940 Act. The plans provide that the Advisor Class and R Class will pay American
Century Investment Services, Inc. (ACIS) 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. These fees are used to pay for distribution services and shareholder services. Fees incurred under the plans during the period August 31,
2004 (fund inception) through July 31, 2005, are detailed in the Statement of
Operations.

MANAGEMENT FEES -- Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American
Century Global Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the period August 31, 2004 (fund inception) through
July 31, 2005, were as follows:

------------------------------------------------------------------------------------------
                          2015          2025          2035          2045         INCOME
------------------------------------------------------------------------------------------
Purchases             $43,161,407   $72,721,011   $24,119,774   $15,552,137   $19,833,922
------------------------------------------------------------------------------------------
Proceeds from sales      $431,279      $906,601      $345,750    $1,421,217      $526,417
------------------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

------------------------------------------------------------------------------------------
                                            2015                          2025
------------------------------------------------------------------------------------------
                                    SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
------------------------------
Sold                              3,902,409     $41,049,602     5,016,269     $53,494,769
------------------------------
Issued in reinvestment
of distributions                     14,144         148,658         8,808          93,984
------------------------------
Redeemed                           (190,640)     (2,029,041)     (272,431)     (2,945,784)
------------------------------------------------------------------------------------------
Net increase                      3,725,913     $39,169,219     4,752,646     $50,642,969
==========================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
------------------------------
Sold                                290,244      $3,064,565     2,033,515     $21,497,434
------------------------------
Issued in reinvestment
of distributions                      1,419          14,925        14,013         149,519
------------------------------
Redeemed                            (16,451)       (174,484)     (135,889)     (1,465,836)
------------------------------------------------------------------------------------------
Net increase                        275,212      $2,905,006     1,911,639     $20,181,117
==========================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

                                                                    (continued)

------
29

Notes to Financial Statements

JULY 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------
                                            2015                          2025
------------------------------------------------------------------------------------------
                                    SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
------------------------------
Sold                                 32,661        $349,947        38,181        $417,596
------------------------------
Issued in reinvestment
of distributions                          8              86             6              66
------------------------------
Redeemed                             (3,035)        (32,846)       (3,558)        (39,298)
------------------------------------------------------------------------------------------
Net increase                         29,634        $317,187        34,629        $378,364
==========================================================================================
R CLASS
------------------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
------------------------------
Sold                                  1,282         $13,304         5,833         $62,823
------------------------------
Issued in reinvestment
of distributions                          8              82             6              62
------------------------------
Redeemed                                (21)           (226)          (23)           (256)
------------------------------------------------------------------------------------------
Net increase                          1,269         $13,160         5,816         $62,629
==========================================================================================

------------------------------------------------------------------------------------------
                                            2035                          2045
------------------------------------------------------------------------------------------
                                    SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
------------------------------
Sold                              1,993,049     $21,476,590       775,796     $ 8,462,831
------------------------------
Issued in reinvestment
of distributions                      4,053          43,813         1,055          11,489
------------------------------
Redeemed                           (113,126)     (1,235,086)     (130,176)     (1,401,282)
------------------------------------------------------------------------------------------
Net increase                      1,883,976     $20,285,317       646,675     $ 7,073,038
==========================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
------------------------------
Sold                                307,986      $3,348,138       696,708      $7,391,651
------------------------------
Issued in reinvestment
of distributions                        473           5,110         6,217          67,702
------------------------------
Redeemed                             (8,418)        (92,883)      (81,671)       (898,297)
------------------------------------------------------------------------------------------
Net increase                        300,041      $3,260,365       621,254      $6,561,056
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
------------------------------
Sold                                 10,329        $112,516        32,973        $369,026
------------------------------
Issued in reinvestment
of distributions                          6              63             6              65
------------------------------
Redeemed                               (409)         (4,618)           (1)             (7)
------------------------------------------------------------------------------------------
Net increase                          9,926        $107,961        32,978        $369,084
==========================================================================================
R CLASS
------------------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
------------------------------
Sold                                    537          $5,397         1,637        $ 17,906
------------------------------
Issued in reinvestment
of distributions                          5              59             6              61
------------------------------
Redeemed                                 --              (4)       (1,112)        (12,605)
------------------------------------------------------------------------------------------
Net increase                            542          $5,452           531        $  5,362
==========================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

                                                                    (continued)

------
30

Notes to Financial Statements

JULY 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                                INCOME
--------------------------------------------------------------------------------
                                                         SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
-------------------------------------------------
Sold                                                   1,628,131    $16,739,912
-------------------------------------------------
Issued in reinvestment of distributions                   15,257        157,830
-------------------------------------------------
Redeemed                                                (161,608)    (1,674,191)
--------------------------------------------------------------------------------
Net increase                                           1,481,780    $15,223,551
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
-------------------------------------------------
Sold                                                     323,190     $3,315,596
-------------------------------------------------
Issued in reinvestment of distributions                    5,659         58,473
-------------------------------------------------
Redeemed                                                 (27,396)      (284,000)
--------------------------------------------------------------------------------
Net increase                                             301,453     $3,090,069
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
-------------------------------------------------
Sold                                                      89,804       $942,528
-------------------------------------------------
Issued in reinvestment of distributions                       25            258
-------------------------------------------------
Redeemed                                                    (329)        (3,435)
--------------------------------------------------------------------------------
Net increase                                              89,500       $939,351
================================================================================
R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED JULY 31, 2005(1)
-------------------------------------------------
Sold                                                         803         $8,118
-------------------------------------------------
Issued in reinvestment of distributions                       14            148
-------------------------------------------------
Redeemed                                                      (5)           (50)
--------------------------------------------------------------------------------
Net increase                                                 812         $8,216
================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

                                                                    (continued)

------
31

Notes to Financial Statements

JULY 31, 2005

5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of July 31, 2005, the funds did not own a significant percentage of total outstanding shares of the underlying funds. A summary of transactions for each underlying fund during the period from August 31, 2004
(fund inception) through July 31, 2005 follows:

--------------------------------------------------------------------------------------------------------------
                                PURCHASE      SALES     REALIZED    DISTRIBUTIONS         JULY 31, 2005
FUND/UNDERLYING FUND              COST        COST     GAIN (LOSS)   RECEIVED(1)   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
2015
--------------------------------------------------------------------------------------------------------------
Income & Growth Fund
Institutional Class           $ 4,708,861    $ 85,886    $(1,957)     $ 39,072         154,555    $ 4,908,667
----------------------------
Large Company Value Fund
Institutional Class             4,283,017      42,675     (1,259)       36,133         667,962      4,408,549
----------------------------
Real Estate Fund
Institutional Class             2,139,047     140,977        656        41,031          82,093      2,319,127
----------------------------
Small Company Fund
Institutional Class               855,619      28,793       (658)       14,401          83,960        920,202
----------------------------
Ultra Fund
Institutional Class(2)          3,423,780      15,247       (624)           --         120,071      3,594,926
----------------------------
Value Fund
Institutional Class             2,163,430       5,365       (571)       65,461         291,215      2,213,234
----------------------------
Vista Fund
Institutional Class(2)          1,711,835      30,436     (1,590)           --         118,404      1,841,182
----------------------------
Diversified Bond Fund
Institutional Class            12,796,605      28,794       (444)      232,968       1,248,070     12,692,872
----------------------------
High-Yield Fund
Institutional Class             1,620,343       3,704       (151)       43,651         248,403      1,617,104
----------------------------
Inflation-Adjusted Bond Fund
Institutional Class             1,604,408       3,616        (54)       34,477         141,771      1,573,658
----------------------------
Emerging Markets Fund
Institutional Class               855,962      31,932     (1,798)        3,921         126,701        931,252
----------------------------
International Growth Fund
Institutional Class             2,569,286      13,328       (627)        6,987         289,887      2,675,657
----------------------------
Premium Money Market Fund
Investor Class                  2,171,052       4,787         --        21,685       2,166,265      2,166,265
----------------------------
International Bond Fund
Institutional Class             2,258,162       5,292       (476)       31,062         158,164      2,157,357
--------------------------------------------------------------------------------------------------------------
                              $43,161,407    $440,832    $(9,553)     $570,849                    $44,020,052
==============================================================================================================
2025
--------------------------------------------------------------------------------------------------------------
Equity Growth Fund
Institutional Class           $ 8,626,464    $217,104   $ (2,983)     $ 47,653         391,775    $ 9,120,522
----------------------------
Large Company Value Fund
Institutional Class             8,643,289      48,922     (1,145)       79,509       1,358,268      8,964,569
----------------------------
Real Estate Fund
Institutional Class             3,592,561     186,777      1,740        81,205         139,097      3,929,490
----------------------------
Small Company Fund
Institutional Class             2,875,179      91,905     (1,783)       57,283         284,592      3,119,128
----------------------------
Ultra Fund
Institutional Class(2)          8,717,335      49,538     (1,651)           --         305,255      9,139,334
----------------------------
Value Fund
Institutional Class             3,688,387      22,047     (2,100)      133,371         493,523      3,750,775
----------------------------
Vista Fund
Institutional Class(2)          3,593,729      54,241     (2,741)           --         250,801      3,899,956
----------------------------
Diversified Bond Fund
Institutional Class            16,473,201      90,171       (991)      331,415       1,599,799     16,269,956
----------------------------
High-Yield Fund
Institutional Class             2,089,323      11,555       (382)       61,428         318,470      2,073,240
----------------------------
Inflation-Adjusted Bond Fund
Institutional Class             2,062,567      11,348       (138)       47,072         181,692      2,016,781
----------------------------
Emerging Markets Fund
Institutional Class             2,156,494      83,455     (4,042)       11,691         322,167      2,367,927
----------------------------
International Growth Fund
Institutional Class             6,512,806      37,422     (1,566)       20,727         736,854      6,801,163
----------------------------
Premium Money Market Fund
Investor Class                  3,689,676      19,898         --        39,783       3,669,778      3,669,778
--------------------------------------------------------------------------------------------------------------
                              $72,721,011    $924,383   $(17,782)     $911,137                    $75,122,619
==============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

                                                                    (continued)

------
32

Notes to Financial Statements

JULY 31, 2005

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                PURCHASE      SALES     REALIZED    DISTRIBUTIONS         JULY 31, 2005
FUND/UNDERLYING FUND              COST        COST     GAIN (LOSS)   RECEIVED(1)   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
2035
--------------------------------------------------------------------------------------------------------------
Equity Growth Fund
Institutional Class           $ 3,350,153    $ 75,325    $(1,163)     $ 15,019         151,602    $ 3,529,295
----------------------------
Large Company Value Fund
Institutional Class             3,364,293      25,988       (354)       24,934         525,715      3,469,719
----------------------------
Real Estate Fund
Institutional Class             1,194,680      68,785          1        18,618          46,111      1,302,636
----------------------------
Small Company Fund
Institutional Class               956,778      29,908       (755)       13,339          94,342      1,033,988
----------------------------
Ultra Fund
Institutional Class(2)          3,370,829      26,340       (614)           --         118,114      3,536,333
----------------------------
Value Fund
Institutional Class             1,702,791      14,556     (1,707)       41,927         229,177      1,741,745
----------------------------
Vista Fund
Institutional Class(2)          1,674,690      23,302     (1,019)           --         116,408      1,810,144
----------------------------
Diversified Bond Fund
Institutional Class             3,517,774      26,780       (399)       56,914         341,334      3,471,367
----------------------------
High-Yield Fund
Institutional Class               444,012       3,365        (49)       10,804          67,923        442,179
----------------------------
Inflation-Adjusted Bond Fund
Institutional Class               441,279       3,372        (14)        8,588          38,763        430,269
----------------------------
Emerging Markets Fund
Institutional Class             1,196,651      33,866     (1,771)        4,564         178,035      1,308,557
----------------------------
International Growth Fund
Institutional Class             2,415,062      18,840       (497)        5,370         271,606      2,506,924
----------------------------
Premium Money Market Fund
Investor Class                    490,782       3,664         --         4,470         487,118        487,118
--------------------------------------------------------------------------------------------------------------
                              $24,119,774    $354,091    $(8,341)     $204,547                    $25,070,274
==============================================================================================================
2045
--------------------------------------------------------------------------------------------------------------
Equity Growth Fund
Institutional Class           $ 2,310,257  $  249,115   $ (8,839)     $ 14,653          97,079    $ 2,259,999
----------------------------
Large Company Value Fund
Institutional Class             2,311,842     201,899     (7,404)       24,825         336,548      2,221,217
----------------------------
Real Estate Fund
Institutional Class               768,401      93,485     (2,357)       25,281          27,584        779,248
----------------------------
Small Company Fund
Institutional Class               769,738      85,081     (4,892)       20,977          70,540        773,118
----------------------------
Ultra Fund
Institutional Class(2)          2,341,089     206,892    (13,390)           --          75,644      2,264,781
----------------------------
Value Fund
Institutional Class             1,206,851     107,245    (10,597)       64,284         146,755      1,115,338
----------------------------
Vista Fund
Institutional Class(2)          1,154,709     110,723     (7,503)           --          74,600      1,160,030
----------------------------
Diversified Bond Fund
Institutional Class             1,644,212     135,756     (1,728)       37,200         147,197      1,496,993
----------------------------
High-Yield Fund
Institutional Class               209,161      17,414       (584)        6,497          29,301        190,750
----------------------------
Inflation-Adjusted Bond Fund
Institutional Class               205,095      16,944        (51)        4,989          16,707        185,448
----------------------------
Emerging Markets Fund
Institutional Class               924,323     119,549     (7,283)        6,568         127,781        939,190
----------------------------
International Growth Fund
Institutional Class             1,389,743     121,339     (5,359)        6,943         146,045      1,347,996
----------------------------
Premium Money Market Fund
Investor Class                    316,716      25,762         --         3,566         290,954        290,954
--------------------------------------------------------------------------------------------------------------
                              $15,552,137  $1,491,204   $(69,987)     $215,783                    $15,025,062
==============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

                                                                    (continued)

------
33

Notes to Financial Statements

JULY 31, 2005

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                PURCHASE      SALES     REALIZED    DISTRIBUTIONS         JULY 31, 2005
FUND/UNDERLYING FUND              COST        COST     GAIN (LOSS)   RECEIVED(1)   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------------------------------------
Diversified Bond Fund
Institutional Class           $ 7,122,148    $129,139   $ (1,655)     $138,779         683,389    $ 6,950,066
----------------------------
High-Yield Fund
Institutional Class               901,049      16,316       (318)       25,329         135,990        885,295
----------------------------
Inflation-Adjusted Bond Fund
Institutional Class               891,085      16,280       (231)       19,651          77,632        861,715
----------------------------
Income & Growth Fund
Institutional Class             1,963,477      86,540     (1,490)       16,805          63,205      2,007,391
----------------------------
Large Company Value Fund
Institutional Class             1,671,003      60,306     (1,060)       14,797         255,484      1,686,194
----------------------------
Real Estate Fund
Institutional Class               981,033      81,675       (294)       23,699          36,908      1,042,651
----------------------------
Small Company Fund
Institutional Class               293,954      17,389       (282)        5,810          28,299        310,157
----------------------------
Ultra Fund
Institutional Class(2)            980,505      26,917       (711)           --          33,757      1,010,685
----------------------------
Value Fund
Institutional Class               596,314      11,744     (1,026)       23,365          78,612        597,451
----------------------------
Vista Fund
Institutional Class(2)            391,902      16,754       (547)           --          26,609        413,770
----------------------------
Premium Money Market Fund
Investor Class                  1,985,975      35,398         --        20,229       1,950,577      1,950,577
----------------------------
International Bond Fund
Institutional Class             2,055,477      38,262     (2,689)       31,882         142,415      1,942,541
--------------------------------------------------------------------------------------------------------------
                              $19,833,922    $536,720   $(10,303)     $320,346                    $19,658,493
==============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the period from August 31, 2004
(fund inception) through July 31, 2005 was as follows:

--------------------------------------------------------------------------------
                            2015        2025       2035       2045      INCOME
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $166,534    $245,406    $52,479    $79,440    $229,270
--------------------------------------------------------------------------------
Long-term capital gains         --          --         --         --          --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
34

Notes to Financial Statements

JULY 31, 2005

6. FEDERAL TAX INFORMATION (CONTINUED)

As of July 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

------------------------------------------------------------------------------------------
                          2015         2025          2035          2045          INCOME
------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
------------------------------------------------------------------------------------------
Federal tax cost
of investments        $42,731,093   $71,816,871   $23,774,612   $14,130,639   $19,307,859
==========================================================================================
Gross tax
appreciation
of investments         $1,487,520    $3,459,298    $1,323,336      $911,960     $ 485,941
-------------------
Gross tax
depreciation
of investments           (198,561)     (153,550)      (27,674)      (17,537)     (135,307)
------------------------------------------------------------------------------------------
Net tax
appreciation           $1,288,959    $3,305,748    $1,295,662      $894,423     $ 350,634
==========================================================================================
Undistributed
ordinary income          $307,196      $486,182      $101,171       $72,101       $45,679
-------------------
Accumulated
long-term gains           $64,571      $138,466       $35,531       $57,086       $32,247
------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

For corporate taxpayers, the following ordinary income distributions paid during the period August 31, 2004 (fund inception) through July 31, 2005, qualify for the corporate dividends received deduction.

--------------------------------------------------------------------------------
       2015              2025           2035          2045           INCOME
--------------------------------------------------------------------------------
     $131,370          $245,406        $52,479       $79,440         $51,676
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the period August 31,
2004 (fund inception) through July 31, 2005, as follows:

--------------------------------------------------------------------------------
       2015              2025           2035          2045           INCOME
--------------------------------------------------------------------------------
     $114,227          $221,438        $52,479       $68,990         $42,565
--------------------------------------------------------------------------------

------
35

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.25
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.86
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.11
-------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.18)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.93
================================================================================
  TOTAL RETURN(3)                                                       11.17%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.20%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.61%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $40,717
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
36

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.29
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.84
--------------------------------------------------------------------------------
  Total From Instestment Operations                                      1.13
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.94
================================================================================
  TOTAL RETURN(3)                                                       11.32%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.00%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.81%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $3,011
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
37

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.17
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.91
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.08
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.91
================================================================================
  TOTAL RETURN(3)                                                       10.88%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.45%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.36%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $323
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
38

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.24
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.82
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.06
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.90
================================================================================
  TOTAL RETURN(3)                                                       10.59%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.70%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.11%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $14
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
39

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.18
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.17
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.35
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.21
================================================================================
  TOTAL RETURN(3)                                                       13.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.20%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.08%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $53,285
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
40

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.27
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.11
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.38
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.23
================================================================================
  TOTAL RETURN(3)                                                       13.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.00%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.28%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $21,458
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
41

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.12
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.20
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.32
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.19
================================================================================
  TOTAL RETURN(3)                                                       13.28%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.45%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.83%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $388
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
42

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.15
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.15
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.30
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.18
================================================================================
  TOTAL RETURN(3)                                                       13.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.70%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.58%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $65
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
43

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.17
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.39
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.56
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.43
================================================================================
  TOTAL RETURN(3)                                                       15.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.20%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.62%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     3%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $21,537
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
44

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.16
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.43
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.59
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.45
================================================================================
  TOTAL RETURN(3)                                                       15.98%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.00%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.82%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     3%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $3,435
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
45

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.11
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.44
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.55
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.42
================================================================================
  TOTAL RETURN(3)                                                       15.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.45%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.37%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     3%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $113
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
46

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.22
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.30
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.52
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.40
================================================================================
  TOTAL RETURN(3)                                                       15.24%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.70%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.12%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     3%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $6
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
47

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.12
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.56
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.68
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.54
================================================================================
  TOTAL RETURN(3)                                                       16.86%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.20%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.83%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                    17%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $7,465
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
48

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.25
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.70
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.56
================================================================================
  TOTAL RETURN(3)                                                       17.11%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.00%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.03%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                    17%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $7,181
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
49

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.07
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.59
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.66
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.53
================================================================================
  TOTAL RETURN(3)                                                       16.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.45%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.58%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                    17%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $380
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
50

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.18
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.63
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                           (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.51
================================================================================
  TOTAL RETURN(3)                                                       16.38%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.70%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.33%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                    17%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $6
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
51

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     INVESTOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.29
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.81
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.51
================================================================================
  TOTAL RETURN(3)                                                        8.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.20%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.16%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     6%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $15,572
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
52

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.34
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.82
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.31)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.51
================================================================================
  TOTAL RETURN(3)                                                        8.31%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.00%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.36%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     6%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $3,169
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
53

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      ADVISOR
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.18
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.61
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.79
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.28)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.51
================================================================================
  TOTAL RETURN(3)                                                        7.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.45%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.91%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     6%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $940
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
54

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         R
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                               0.29
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.46
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.75
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                            (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.50
================================================================================
  TOTAL RETURN(3)                                                        7.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                  0.70%(5)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  2.66%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                     6%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $9
--------------------------------------------------------------------------------

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
55

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders, American Century Asset Allocation
Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of My Retirement 2015 Portfolio, My Retirement
2025 Portfolio, My Retirement 2035 Portfolio, My Retirement 2045 Portfolio, and
My Retirement Income Portfolio, (collectively the "Funds"), five of the mutual funds comprising American Century Asset Allocation Portfolios, Inc., as of July
31, 2005, and the related statements of operations, and changes in net assets and the financial highlights for the period from August 31, 2004 (fund inception) through July 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising American Century Asset Allocation Portfolios,
Inc., as of July 31, 2005, the results of their operations, and the changes in their net assets and their financial highlights for the period from August 31,
2004 (fund inception) through July 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 9, 2005

------
56

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                    (continued)

------
57

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 10
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Process
Excellence, Sprint Corporation (January 2005 to present), Senior Vice President,
Transformation, Sprint Corporation (September 2003 to December 2004); Senior
Vice President-Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President-Finance, Global Markets Group, Sprint Corporation
(November 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
LENGTH OF TIME SERVED (YEARS): 46
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
LENGTH OF TIME SERVED (YEARS): 14
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chief Executive
Officer, ACC (June 1996 to September 2000); Chairman, ACS LLC and other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS LLC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------
58

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACIS, ACIM, ACGIM, ACS LLC and
other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
59

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class and R Class. The total expense ratios of the
Advisor and R Class shares are higher than that of Investor Class shares; the total expense ratio of Institutional Class shares is lower than that of Investor
Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.25% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
60

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
61

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) INDEX(SM) represents the performance of stocks in global emerging market countries.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

------
62

Notes

------
63

Notes

------
64

[inside back cover= blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0509                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-45259N            All rights reserved.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of man and woman]

JULY 31, 2005

One Choice Portfolio(SM): Very Conservative
One Choice Portfolio(SM): Conservative
One Choice Portfolio(SM): Moderate
One Choice Portfolio(SM): Aggressive
One Choice Portfolio(SM): Very Aggressive

AS AMENDED APRIL 10, 2006

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

ONE CHOICE PORTFOLIO: CONSERVATIVE

ONE CHOICE PORTFOLIO: MODERATE

ONE CHOICE PORTFOLIO: AGGRESSIVE

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the One Choice
Portfolios(SM) for the period ended July 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
January 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

One Choice Portfolio: Very Conservative - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                          5.43%           9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          14.67%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.55%             --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
2

One Choice Portfolio: Very Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through July 31, 2005, One Choice
Portfolio: Very Conservative returned 5.43%*. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 10 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 14.67% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value surpass growth among large-cap stocks, but a narrower victory for value in the smaller-cap arena.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns of approximately 10.30% for the period; the two-year Treasury note returned less than 1.0%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.55%.

PORTFOLIO STRATEGY

One Choice Portfolio: Very Conservative seeks the highest total return consistent with its asset mix. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds, and features a diversified blend of asset classes and investment styles. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral mix, which generally represents its long-term asset allocation strategy, is as follows: 25% stocks, 50% bonds, and 25% cash equivalents. As of July 31, 2005, the portfolio's asset allocations did not deviate significantly from the neutral mix. However, going forward, we may make adjustments to the fund's asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

Although this portfolio is expected to have the least short-term price volatility of the One Choice Portfolios, it nonetheless entails some risks, including those associated with investing in bonds, stocks, and foreign securities.

*Returns for periods less than one year are not annualized.

------
3

One Choice Portfolio: Very Conservative - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.8%

DOMESTIC FIXED INCOME FUNDS -- 39.3%
--------------------------------------------------------------------------------
          391,418  Diversified Bond Fund
                   Investor Class                                   $ 3,980,721
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS -- 26.0%
--------------------------------------------------------------------------------
           22,761  Equity Growth Fund
                   Investor Class                                       529,648
--------------------------------------------------------------------------------
           11,903  Growth Fund Investor Class                           240,083
--------------------------------------------------------------------------------
          124,165  Large Company Value Fund
                   Investor Class                                       819,489
--------------------------------------------------------------------------------
            8,158  Real Estate Fund Investor Class                      230,300
--------------------------------------------------------------------------------
            9,958  Small Company Fund
                   Investor Class                                       108,841
--------------------------------------------------------------------------------
           67,880  Value Fund Investor Class                            515,888
--------------------------------------------------------------------------------
           12,240  Vista Fund Investor Class(2)                         187,517
--------------------------------------------------------------------------------
                                                                      2,631,766
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 9.7%
--------------------------------------------------------------------------------
           72,312  International Bond Fund
                   Investor Class                                       985,613
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 24.8%
--------------------------------------------------------------------------------
        2,516,885  Prime Money Market Fund
                   Investor Class                                     2,516,885
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $10,001,424)                                                   10,114,985
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                     17,201
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $10,132,186
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     39.3%
--------------------------------------------------------------------------------
  International                                                         9.7%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     49.0%
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      18.4%
--------------------------------------------------------------------------------
  Large Cap Growth                                                      2.4%
--------------------------------------------------------------------------------
  Real Estate                                                           2.3%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                        1.8%
--------------------------------------------------------------------------------
  Small Cap Value                                                       1.1%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           26.0%
--------------------------------------------------------------------------------
MONEY MARKET                                                           24.8%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                            0.2%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
4

One Choice Portfolio: Conservative - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                          8.08%           9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          14.67%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.55%             --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
5

One Choice Portfolio: Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through July 31, 2005, One Choice
Portfolio: Conservative returned 8.08%*. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 10 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 14.67% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value surpass growth among large-cap stocks, but a narrower victory for value in the smaller-cap arena. Foreign stock indices outperformed the overall U.S. market. The MSCI EAFE Index gained 18.23%. The
MSCI Emerging Markets Index jumped 33.65%.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns of approximately 10.30% for the period; the two-year Treasury note returned less than 1.0%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.55%.

PORTFOLIO STRATEGY

One Choice Portfolio: Conservative seeks the highest total return consistent with its asset mix. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds, and features a diversified blend of asset classes and investment styles. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral mix, which generally represents its long-term asset allocation strategy, is as follows: 45% stocks, 45% bonds, and 10% cash equivalents. As of July 31, 2005, the portfolio's asset allocations did not deviate significantly from the neutral mix. However, going forward, we may make adjustments to the fund's asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

As with many investments, One Choice Portfolio: Conservative may be subject to short-term price volatility. It entails risks, including those associated with investing in bonds, stocks, and foreign securities.

*Returns for periods less than one year are not annualized.

------
6

One Choice Portfolio: Conservative - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 40.3%
--------------------------------------------------------------------------------
          173,586  Equity Growth Fund
                   Investor Class                                   $ 4,039,346
--------------------------------------------------------------------------------
           99,540  Growth Fund Investor Class                         2,007,722
--------------------------------------------------------------------------------
          723,578  Large Company Value Fund
                   Investor Class                                     4,775,615
--------------------------------------------------------------------------------
           34,730  Real Estate Fund Investor Class                      980,428
--------------------------------------------------------------------------------
           63,454  Small Company Fund
                   Investor Class                                       693,552
--------------------------------------------------------------------------------
          388,674  Value Fund Investor Class                          2,953,922
--------------------------------------------------------------------------------
          125,808  Vista Fund Investor Class(2)                       1,927,379
--------------------------------------------------------------------------------
                                                                     17,377,964
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 36.0%
--------------------------------------------------------------------------------
        1,527,420  Diversified Bond Fund
                   Investor Class                                    15,533,861
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 7.8%
--------------------------------------------------------------------------------
          246,436  International Bond Fund
                   Investor Class                                     3,358,923
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 6.0%
--------------------------------------------------------------------------------
          283,278  International Growth Fund
                   Investor Class                                     2,608,990
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 9.8%
--------------------------------------------------------------------------------
        4,247,877  Prime Money Market Fund
                   Investor Class                                     4,247,877
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $42,258,946)                                                   43,127,615
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                     55,589
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $43,183,204
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      27.3%
--------------------------------------------------------------------------------
  Large Cap Growth-International                                        6.0%
--------------------------------------------------------------------------------
  Large Cap Growth                                                      4.6%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                        4.5%
--------------------------------------------------------------------------------
  Real Estate                                                           2.3%
--------------------------------------------------------------------------------
  Small Cap Value                                                       1.6%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           46.3%
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     36.0%
--------------------------------------------------------------------------------
  International                                                         7.8%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     43.8%
--------------------------------------------------------------------------------
MONEY MARKET                                                            9.8%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                            0.1%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
7

One Choice Portfolio: Moderate - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         11.71%           9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          14.67%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.55%             --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
8

One Choice Portfolio: Moderate - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through July 31, 2005, One Choice
Portfolio: Moderate returned 11.71%*. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 10 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 14.67% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value surpass growth among large-cap stocks, but a narrower victory for value in the smaller-cap arena. Foreign stock indices outperformed the overall U.S. market. The MSCI EAFE Index gained 18.23%. The
MSCI Emerging Markets Index jumped 33.65%.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns of approximately 10.30% for the period; the two-year Treasury note returned less than 1.0%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.55%.

PORTFOLIO STRATEGY

One Choice Portfolio: Moderate seeks the highest total return consistent with its asset mix. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds, and features a diversified blend of asset classes and investment styles. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral mix, which generally represents its long-term asset allocation strategy, is as follows: 64% stocks, 30% bonds, and 6% cash equivalents. As of July 31, 2005, the portfolio's asset allocations did not deviate significantly from the neutral mix. However, going forward, we may make adjustments to the fund's asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

As with many investments, One Choice Portfolio: Moderate may be subject to short-term price volatility. It entails risks, including those associated with investing in bonds, stocks, and foreign securities.

*Returns for periods less than one year are not annualized.

------
9

One Choice Portfolio: Moderate - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 51.0%
--------------------------------------------------------------------------------
          685,502  Equity Growth Fund
                   Investor Class                                   $15,951,631
--------------------------------------------------------------------------------
          381,958  Growth Fund Investor Class                         7,704,093
--------------------------------------------------------------------------------
        1,386,210  Large Company Value Fund
                   Investor Class                                     9,148,986
--------------------------------------------------------------------------------
           77,163  Real Estate Fund Investor Class                    2,178,311
--------------------------------------------------------------------------------
          187,605  Small Company Fund
                   Investor Class                                     2,050,523
--------------------------------------------------------------------------------
          700,896  Value Fund Investor Class                          5,326,810
--------------------------------------------------------------------------------
          474,302  Vista Fund Investor Class(2)                       7,266,307
--------------------------------------------------------------------------------
                                                                     49,626,661
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 25.8%
--------------------------------------------------------------------------------
        2,193,900  Diversified Bond Fund
                   Investor Class                                    22,311,963
--------------------------------------------------------------------------------
          433,575  High-Yield Fund Investor Class                     2,822,573
--------------------------------------------------------------------------------
                                                                     25,134,536
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 14.2%
--------------------------------------------------------------------------------
          567,697  Emerging Markets Fund
                   Investor Class                                     4,121,480
--------------------------------------------------------------------------------
        1,050,840  International Growth Fund
                   Investor Class                                     9,678,237
--------------------------------------------------------------------------------
                                                                     13,799,717
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 3.1%
--------------------------------------------------------------------------------
          218,795  International Bond Fund
                   Investor Class                                     2,982,176
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 5.8%
--------------------------------------------------------------------------------
        5,669,078  Prime Money Market Fund
                   Investor Class                                     5,669,078
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $93,982,829)                                                   97,212,168
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                    100,464
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $97,312,632
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      31.3%
--------------------------------------------------------------------------------
  Large Cap Growth-International                                       10.0%
--------------------------------------------------------------------------------
  Large Cap Growth                                                      7.9%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                        7.5%
--------------------------------------------------------------------------------
  Mid Cap Growth-International                                          4.2%
--------------------------------------------------------------------------------
  Real Estate                                                           2.2%
--------------------------------------------------------------------------------
  Small Cap Value                                                       2.1%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           65.2%
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     22.9%
--------------------------------------------------------------------------------
  International                                                         3.1%
--------------------------------------------------------------------------------
  High-Yield                                                            2.9%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     28.9%
--------------------------------------------------------------------------------
MONEY MARKET                                                            5.8%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                            0.1%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

One Choice Portfolio: Aggressive - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         13.61%           9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          14.67%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.55%             --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
11

One Choice Portfolio: Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through July 31, 2005, One Choice
Portfolio: Aggressive returned 13.61%*. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 10 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 14.67% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value surpass growth among large-cap stocks, but a narrower victory for value in the smaller-cap arena. Foreign stock indices outperformed the overall U.S. market. The MSCI EAFE Index gained 18.23%. The
MSCI Emerging Markets Index jumped 33.65%.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns of approximately 10.30% for the period; the two-year Treasury note returned less than 1.0%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.55%.

PORTFOLIO STRATEGY

One Choice Portfolio: Aggressive seeks the highest total return consistent with its asset mix. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds, and features a diversified blend of asset classes and investment styles. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral mix, which generally represents its long-term asset allocation strategy, is as follows: 79% stocks, 19% bonds, and 2% cash equivalents. As of July 31, 2005, the portfolio's asset allocations did not deviate significantly from the neutral mix. However, going forward, we may make adjustments to the fund's asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

As with many investments, One Choice Portfolio: Aggressive may be subject to short-term price volatility. It entails risks, including those associated with investing in bonds, stocks, and foreign securities.

*Returns for periods less than one year are not annualized.

------
12

One Choice Portfolio: Aggressive - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 60.7%
--------------------------------------------------------------------------------
          408,491  Equity Growth Fund
                   Investor Class                                   $ 9,505,585
--------------------------------------------------------------------------------
          458,526  Growth Fund Investor Class                         9,248,469
--------------------------------------------------------------------------------
          815,588  Large Company Value Fund
                   Investor Class                                     5,382,881
--------------------------------------------------------------------------------
           50,678  Real Estate Fund Investor Class                    1,430,640
--------------------------------------------------------------------------------
          138,854  Small Company Fund
                   Investor Class                                     1,517,674
--------------------------------------------------------------------------------
          397,845  Value Fund Investor Class                          3,023,622
--------------------------------------------------------------------------------
          592,325  Vista Fund Investor Class(2)                       9,074,419
--------------------------------------------------------------------------------
                                                                     39,183,290
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 19.1%
--------------------------------------------------------------------------------
          606,944  Emerging Markets Fund
                   Investor Class                                     4,406,413
--------------------------------------------------------------------------------
          863,460  International Growth Fund
                   Investor Class                                     7,952,467
--------------------------------------------------------------------------------
                                                                     12,358,880
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 18.1%
--------------------------------------------------------------------------------
          847,859  Diversified Bond Fund
                   Investor Class                                     8,622,726
--------------------------------------------------------------------------------
          475,460  High-Yield Fund Investor Class                     3,095,245
--------------------------------------------------------------------------------
                                                                     11,717,971
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 0.1%
--------------------------------------------------------------------------------
            3,550  International Bond Fund
                   Investor Class                                        48,387
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.9%
--------------------------------------------------------------------------------
        1,242,908  Prime Money Market Fund
                   Investor Class                                     1,242,908
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $61,677,770)                                                   64,551,436
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                     71,704
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $64,623,140
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      27.7%
--------------------------------------------------------------------------------
  Large Cap Growth                                                     14.3%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                       14.1%
--------------------------------------------------------------------------------
  Large Cap Growth-International                                       12.3%
--------------------------------------------------------------------------------
  Mid Cap Growth-International                                          6.8%
--------------------------------------------------------------------------------
  Small Cap Value                                                       2.4%
--------------------------------------------------------------------------------
  Real Estate                                                           2.2%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           79.8%
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                     13.3%
--------------------------------------------------------------------------------
  High-Yield                                                            4.8%
--------------------------------------------------------------------------------
  International                                                         0.1%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                     18.2%
--------------------------------------------------------------------------------
MONEY MARKET                                                            1.9%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                            0.1%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
13

One Choice Portfolio: Very Aggressive - Performance

TOTAL RETURNS AS OF JULY 31, 2005
--------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                                     INCEPTION(1)        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                         15.81%           9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000(reg.tm) INDEX(2)                          14.67%             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX(2)                 2.55%             --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The Russell 3000(reg.tm) Index represents approximately 98% of the investable
U.S. equity market and provides a broad measure of equity performance. The
Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance.
Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments and corresponding chart for the fund's asset allocations as of July 31, 2005.)

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
14

One Choice Portfolio: Very Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

From its inception on September 30, 2004, through July 31, 2005, One Choice
Portfolio: Very Aggressive returned 15.81%*. This return reflected the positive performance of the portfolio's fixed-income, equity, and money market components. In fact, each of the underlying funds in which the portfolio invests had a positive return over the period.

Because of the portfolio's broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain the portfolio's return.

MARKET ENVIRONMENT

U.S. and foreign stock market indices posted double-digit gains during the 10 months ended July 31, 2005, as oil prices jumped worldwide and U.S. short-term interest rates rose. U.S. stocks returned 14.67% overall, measured by the broad
Russell 3000 Index. Small-cap U.S. stocks outperformed large-cap counterparts.
U.S. growth and value returns saw value surpass growth among large-cap stocks, but a narrower victory for value in the smaller-cap arena. Foreign stock indices outperformed the overall U.S. market. The MSCI EAFE Index gained 18.23%. The
MSCI Emerging Markets Index jumped 33.65%.

In fixed-income markets, the U.S. Treasury yield curve "flattened." Overall returns for longer maturity holdings outstripped shorter-maturity returns. The
Federal Reserve hiked its short-term interest rate target, sending yields up on short maturity instruments and prices down. Long-term yields descended, thereby raising prices on those instruments. The 30-year Treasury bond produced overall returns of approximately 10.30% for the period; the two-year Treasury note returned less than 1.0%. The Lehman Brothers U.S. Aggregate Index, a broad measure of the bond market, returned 2.55%.

PORTFOLIO STRATEGY

One Choice Portfolio: Very Aggressive seeks the highest total return consistent with its asset mix. The portfolio is a "fund of funds," which means it invests in other American Century mutual funds, and features a diversified blend of asset classes and investment styles. (See the following page for a list of the underlying funds in the portfolio.)

The portfolio's neutral mix, which generally represents its long-term asset allocation strategy, is as follows: 96% stocks, 2% bonds, and 2% cash equivalents. As of July 31, 2005, the portfolio's asset allocations did not deviate significantly from the neutral mix. However, going forward, we may make adjustments to the fund's asset mix to take advantage of opportunities that we believe will help the portfolio better meet its investment objective.

As with many investments, One Choice Portfolio: Very Aggressive may be subject to short-term price volatility. It entails risks, including those associated with investing in bonds, stocks, and foreign securities.

*Returns for periods less than one year are not annualized.

------
15

One Choice Portfolio: Very Aggressive - Schedule of Investments

JULY 31, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 100.0%

DOMESTIC EQUITY FUNDS -- 73.2%
--------------------------------------------------------------------------------
          197,296  Equity Growth Fund
                   Investor Class                                   $ 4,591,077
--------------------------------------------------------------------------------
          222,764  Growth Fund Investor Class                         4,493,150
--------------------------------------------------------------------------------
          397,942  Large Company Value Fund
                   Investor Class                                     2,626,417
--------------------------------------------------------------------------------
           20,073  Real Estate Fund Investor Class                      566,661
--------------------------------------------------------------------------------
           60,748  Small Company Fund
                   Investor Class                                       663,976
--------------------------------------------------------------------------------
          198,919  Value Fund Investor Class                          1,511,785
--------------------------------------------------------------------------------
          282,778  Vista Fund Investor Class(2)                       4,332,159
--------------------------------------------------------------------------------
                                                                     18,785,225
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS -- 22.9%
--------------------------------------------------------------------------------
          275,063  Emerging Markets Fund
                   Investor Class                                     1,996,957
--------------------------------------------------------------------------------
          421,740  International Growth Fund
                   Investor Class                                     3,884,226
--------------------------------------------------------------------------------
                                                                      5,881,183
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS -- 1.9%
--------------------------------------------------------------------------------
           46,535  Diversified Bond Fund
                   Investor Class                                       473,261
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS -- 0.1%
--------------------------------------------------------------------------------
            1,119  International Bond Fund
                   Investor Class                                        15,252
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.9%
--------------------------------------------------------------------------------
          490,724  Prime Money Market Fund
                   Investor Class                                       490,724
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $24,292,313)                                                   25,645,645
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                           3,569
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $25,649,214
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

(3) Category is less than 0.05% of total net assets.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                                       % OF
                                                                    NET ASSETS
                                                                       AS OF
                                                                      7/31/05
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
  Large Cap Value                                                      34.0%
--------------------------------------------------------------------------------
  Large Cap Growth                                                     17.5%
--------------------------------------------------------------------------------
  Mid Cap Growth                                                       16.9%
--------------------------------------------------------------------------------
  Large Cap Growth-International                                       15.1%
--------------------------------------------------------------------------------
  Mid Cap Growth-International                                          7.8%
--------------------------------------------------------------------------------
  Small Cap Value                                                       2.6%
--------------------------------------------------------------------------------
  Real Estate                                                           2.2%
--------------------------------------------------------------------------------
TOTAL EQUITY                                                           96.1%
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
  Investment Grade                                                      1.9%
--------------------------------------------------------------------------------
  International                                                         0.1%
--------------------------------------------------------------------------------
TOTAL FIXED INCOME                                                      2.0%
--------------------------------------------------------------------------------
MONEY MARKET                                                            1.9%
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                              --
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.0%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
16

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses,

                                                                    (continued)

------
17

Shareholder Fee Examples (Unaudited)

which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------
                                                                          EFFECTIVE
               BEGINNING     ENDING     EXPENSES PAID                   EXPENSES PAID     EFFECTIVE
                ACCOUNT      ACCOUNT   DURING PERIOD(1)   ANNUALIZED   DURING PERIOD(2)   ANNUALIZED
                 VALUE        VALUE       2/1/05 -         EXPENSE         2/1/05 -        EXPENSE
                 2/1/05      7/31/05       7/31/05         RATIO(1)         7/31/05        RATIO(2)
----------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
Actual           $1,000     $1,020.20       $0.00          0.00%(3)          $3.56          0.71%
----------------------------------------------------------------------------------------------------
Hypothetical     $1,000     $1,024.79       $0.00          0.00%(3)          $3.56          0.71%
----------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
Actual           $1,000     $1,031.50       $0.00          0.00%(3)          $3.93          0.78%
----------------------------------------------------------------------------------------------------
Hypothetical     $1,000     $1,024.79       $0.00          0.00%(3)          $3.92          0.78%
----------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
Actual           $1,000     $1,047.50       $0.00          0.00%(3)          $4.47          0.88%
----------------------------------------------------------------------------------------------------
Hypothetical     $1,000     $1,024.79       $0.00          0.00%(3)          $4.42          0.88%
----------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
Actual           $1,000     $1,057.30       $0.00          0.00%(3)          $4.95          0.97%
----------------------------------------------------------------------------------------------------
Hypothetical     $1,000     $1,024.79       $0.00          0.00%(3)          $4.87          0.97%
----------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
Actual           $1,000     $1,065.90       $0.00          0.00%(3)          $5.22          1.02%
----------------------------------------------------------------------------------------------------
Hypothetical     $1,000     $1,024.79       $0.00          0.00%(3)          $5.12          1.02%
----------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, did not exceed 0.005%.

------
18

Statement of Assets and Liabilities

JULY 31, 2005
--------------------------------------------------------------------------------
                                          VERY
                                      CONSERVATIVE   CONSERVATIVE    MODERATE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in
affiliates, at value (cost of
$10,001,424, $42,258,946, and
$93,982,829, respectively)            $10,114,985    $43,127,615    $97,212,168
----------------------------------
Cash                                           73          1,174             --
----------------------------------
Receivable for capital
shares sold                                    78             --         14,303
----------------------------------
Distributions receivable
from affiliates                            17,050         54,415         89,569
--------------------------------------------------------------------------------
                                       10,132,186     43,183,204     97,316,040
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                            --             --          3,408
--------------------------------------------------------------------------------

NET ASSETS                            $10,132,186    $43,183,204    $97,312,632
================================================================================
INVESTOR CLASS CAPITAL SHARES,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Outstanding                               986,138      4,097,180      8,873,778
================================================================================

NET ASSET VALUE PER SHARE                  $10.27         $10.54         $10.97
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                       $10,015,358    $42,231,339    $93,909,677
----------------------------------
Undistributed net
investment income                          24,773         81,882        135,202
----------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions                (21,506)         1,314         38,414
----------------------------------
Net unrealized appreciation
on investments                            113,561        868,669      3,229,339
--------------------------------------------------------------------------------
                                      $10,132,186    $43,183,204    $97,312,632
================================================================================

See Notes to Financial Statements.                                  (continued)

------
19

Statement of Assets and Liabilities

JULY 31, 2005
--------------------------------------------------------------------------------
                                                                       VERY
                                                     AGGRESSIVE     AGGRESSIVE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in affiliates,
at value (cost of $61,677,770 and
$24,292,313, respectively)                           $64,551,436    $25,645,645
----------------------------------------------
Cash                                                       3,568             67
----------------------------------------------
Receivable for capital shares sold                        25,301          1,058
----------------------------------------------
Distributions receivable from affiliates                  42,835          2,444
--------------------------------------------------------------------------------
NET ASSETS                                           $64,623,140    $25,649,214
================================================================================
INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Outstanding                                            5,741,540      2,233,466
================================================================================

NET ASSET VALUE PER SHARE                                 $11.26         $11.48
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                      $61,459,961    $24,250,485
----------------------------------------------
Undistributed net investment income                      260,821         49,983
----------------------------------------------
Accumulated undistributed net realized
gain (loss) on investment transactions                    28,692         (4,586)
----------------------------------------------
Net unrealized appreciation on investments             2,873,666      1,353,332
--------------------------------------------------------------------------------
                                                     $64,623,140    $25,649,214
================================================================================

See Notes to Financial Statements.

------
20

Statement of Operations

FOR THE PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------------------------------------------
                                           VERY
                                       CONSERVATIVE  CONSERVATIVE     MODERATE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Income distributions from
underlying funds -- affiliates           $128,088     $  446,619     $  727,287
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Directors' fees and expenses                   49            191            410
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                     128,039        446,428        726,877
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------
Sale of investments in
underlying funds                          (33,806)       (52,219)       (46,762)
----------------------------------
Capital gain distributions
received from underlying funds             12,300         53,533         85,176
--------------------------------------------------------------------------------
                                          (21,506)         1,314         38,414
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON INVESTMENTS               113,561        868,669      3,229,339
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN           92,055        869,983      3,267,753
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                $220,094     $1,316,411     $3,994,630
================================================================================

(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
21

Statement of Operations

FOR THE PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------------------------------------------
                                                                        VERY
                                                      AGGRESSIVE     AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------
Income distributions from
underlying funds -- affiliates                        $  371,281     $   84,846
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------
Directors' fees and expenses                                 274            113
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    371,007         84,733
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------------------
Sale of investments in underlying funds                  (31,543)       (30,761)
----------------------------------------------
Capital gain distributions received
from underlying funds                                     60,235         26,175
--------------------------------------------------------------------------------
                                                          28,692         (4,586)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON INVESTMENTS                            2,873,666      1,353,332
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                       2,902,358      1,348,746
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $3,273,365     $1,433,479
================================================================================

(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

------
22

Statement of Changes in Net Assets

PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------------------------------------------
                                          VERY
INCREASE IN NET ASSETS                CONSERVATIVE   CONSERVATIVE    MODERATE
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                 $   128,039    $   446,428   $    726,877
----------------------------------
Net realized gain (loss)                  (21,506)         1,314         38,414
----------------------------------
Change in net unrealized
appreciation                              113,561        868,669      3,229,339
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 220,094      1,316,411      3,994,630
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income               (103,266)      (364,546)      (591,675)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold              12,311,886     47,353,379    100,255,773
----------------------------------
Proceeds in reinvestment
of distributions                          101,931        357,741        569,483
----------------------------------
Payments for shares redeemed           (2,398,459)    (5,479,781)    (6,915,579)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions             10,015,358     42,231,339     93,909,677
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             10,132,186     43,183,204     97,312,632

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            --             --             --
--------------------------------------------------------------------------------
End of period                         $10,132,186    $43,183,204   $ 97,312,632
================================================================================

Undistributed net
investment income                         $24,773        $81,882       $135,202
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                    1,212,135      4,591,865      9,472,568
----------------------------------
Issued in reinvestment
of distributions                           10,054         34,607         53,589
----------------------------------
Redeemed                                 (236,051)      (529,292)      (652,379)
--------------------------------------------------------------------------------
Net increase in
shares of the fund                        986,138      4,097,180      8,873,778
================================================================================

(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
23

Statement of Changes in Net Assets

PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------------------------------------------
                                                                        VERY
INCREASE IN NET ASSETS                                AGGRESSIVE     AGGRESSIVE
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                $   371,007    $    84,733
----------------------------------------------
Net realized gain (loss)                                  28,692         (4,586)
----------------------------------------------
Change in net unrealized appreciation                  2,873,666      1,353,332
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                              3,273,365      1,433,479
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                              (110,186)       (34,750)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                             66,267,797     27,501,415
----------------------------------------------
Proceeds in reinvestment of distributions                109,534         34,434
----------------------------------------------
Payments for shares redeemed                          (4,917,370)    (3,285,364)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                            61,459,961     24,250,485
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            64,623,140     25,649,214

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                           --             --
--------------------------------------------------------------------------------
End of period                                        $64,623,140    $25,649,214
================================================================================

Undistributed net investment income                     $260,821        $49,983
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                   6,188,212      2,531,600
----------------------------------------------
Issued in reinvestment of distributions                   10,324          3,203
----------------------------------------------
Redeemed                                                (456,996)      (301,337)
--------------------------------------------------------------------------------
Net increase in shares of the fund                     5,741,540      2,233,466
================================================================================

(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

------
24

Notes to Financial Statements

JULY 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. One Choice
Portfolio: Very Conservative (Very Conservative), One Choice Portfolio:
Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One
Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very
Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning that substantially all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The funds incepted on September 30, 2004. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds' significant accounting policies.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets).
A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PRIME MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

                                                                    (continued)

------
25

Notes to Financial Statements

JULY 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies.
If the underlying funds determine that the market price of a security is not readily available, or that the specific valuation methods do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the underlying funds' Board of
Directors/Trustees or its designee if such fair value determination would materially impact an underlying fund's net asset value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and
Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation's investment advisor, American Century
Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests.
These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment
Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

                                                                    (continued)

------
26

Notes to Financial Statements

JULY 31, 2005

3. INVESTMENT TRANSACTIONS

Investment transactions for the period from September 30, 2004 (fund inception)
through July 31, 2005, were as follows:

-----------------------------------------------------------------------------------------------
                          VERY                                                        VERY
                      CONSERVATIVE   CONSERVATIVE     MODERATE      AGGRESSIVE     AGGRESSIVE
-----------------------------------------------------------------------------------------------
Purchases              $11,972,937    $44,670,566    $95,289,902    $62,505,591    $25,246,982
-----------------------------------------------------------------------------------------------
Proceeds from sales     $1,937,707     $2,359,401     $1,260,311       $796,278       $923,908
-----------------------------------------------------------------------------------------------

4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of July 31, 2005, the funds did not own a significant percentage of total outstanding shares of the underlying funds. A summary of transactions for each underlying fund during the period from September 30, 2004
(fund inception) through July 31, 2005 follows:

--------------------------------------------------------------------------------------------------------------
                                PURCHASE      SALES     REALIZED    DISTRIBUTIONS         JULY 31, 2005
FUND/UNDERLYING FUND              COST        COST     GAIN (LOSS)   RECEIVED(1)   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
VERY CONSERVATIVE
--------------------------------------------------------------------------------------------------------------
Diversified Bond Fund
Investor Class                $ 4,723,424  $  726,295   $ (7,400)     $ 71,909         391,418    $ 3,980,721
----------------------------
Equity Growth Fund
Investor Class                    590,034      97,240     (1,566)        2,140          22,761        529,648
----------------------------
Growth Fund Investor Class        261,271      34,141       (211)           29          11,903        240,083
----------------------------
International Bond Fund
Investor Class                  1,229,172     214,057    (11,651)       15,911          72,312        985,613
----------------------------
Large Company Value Fund
Investor Class                    973,183     187,256     (2,476)        6,338         124,165        819,489
----------------------------
Prime Money Market Fund
Investor Class                  2,976,001     459,116         --        24,254       2,516,885      2,516,885
----------------------------
Real Estate Fund
Investor Class                    234,702      34,759        260           681           8,158        230,300
----------------------------
Small Company Fund
Investor Class                    117,475      18,046       (569)          850           9,958        108,841
----------------------------
Value Fund Investor Class         617,935     120,637     (8,539)       18,276          67,880        515,888
----------------------------
Vista Fund Investor Class(2)      249,740      79,966     (1,654)           --          12,240        187,517
--------------------------------------------------------------------------------------------------------------
                              $11,972,937  $1,971,513   $(33,806)     $140,388                    $10,114,985
==============================================================================================================
CONSERVATIVE
--------------------------------------------------------------------------------------------------------------
Diversified Bond Fund
Investor Class                $16,342,486  $  731,222   $(10,433)     $265,313       1,527,420    $15,533,861
----------------------------
Equity Growth Fund
Investor Class                  3,965,234     191,887     (1,124)       15,374         173,586      4,039,346
----------------------------
Growth Fund Investor Class      1,988,219      86,156       (389)          182          99,540      2,007,722
----------------------------
International Bond Fund
Investor Class                  3,682,296     190,037    (15,979)       42,558         246,436      3,358,923
----------------------------
International Growth Fund
Investor Class                  2,852,260     358,034       (900)        7,266         283,278      2,608,990
----------------------------
Large Company Value Fund
Investor Class                  4,834,905     230,613     (3,552)       33,758         723,578      4,775,615
----------------------------
Prime Money Market Fund
Investor Class                  4,446,716     198,839         --        39,245       4,247,877      4,247,877
----------------------------
Real Estate Fund
Investor Class                    884,517      36,619        180         2,907          34,730        980,428
----------------------------
Small Company Fund
Investor Class                    664,034      28,001       (411)        4,830          63,454        693,552
----------------------------
Value Fund Investor Class       3,039,398     163,491    (15,400)       88,719         388,674      2,953,922
----------------------------
Vista Fund Investor Class(2)    1,970,501     196,721     (4,211)           --         125,808      1,927,379
--------------------------------------------------------------------------------------------------------------
                              $44,670,566  $2,411,620   $(52,219)     $500,152                    $43,127,615
==============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

                                                                    (continued)

------
27

Notes to Financial Statements

JULY 31, 2005

4. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                PURCHASE      SALES     REALIZED    DISTRIBUTIONS         JULY 31, 2005
FUND/UNDERLYING FUND              COST        COST     GAIN (LOSS)   RECEIVED(1)   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
MODERATE
--------------------------------------------------------------------------------------------------------------
Diversified Bond Fund
Investor Class                $22,606,677  $  185,389   $ (3,285)     $359,816       2,193,900    $22,311,963
----------------------------
Emerging Markets Fund
Investor Class                  3,953,173     238,028      1,099        16,357         567,697      4,121,480
----------------------------
Equity Growth Fund
Investor Class                 15,118,507     132,888     (6,189)       57,510         685,502     15,951,631
----------------------------
Growth Fund Investor Class      7,395,705      57,904     (2,470)          582         381,958      7,704,093
----------------------------
High-Yield Fund
Investor Class                  2,855,766      24,878     (1,122)       69,627         433,575      2,822,573
----------------------------
International Bond Fund
Investor Class                  3,139,061      33,590     (1,910)       35,473         218,795      2,982,176
----------------------------
International Growth Fund
Investor Class                  9,421,732      83,552     (4,369)       15,880       1,050,840      9,678,237
----------------------------
Large Company Value Fund
Investor Class                  8,941,210      78,683     (3,463)       60,231       1,386,210      9,148,986
----------------------------
Prime Money Market Fund
Investor Class                  5,716,584      47,506         --        51,103       5,669,078      5,669,078
----------------------------
Real Estate Fund
Investor Class                  1,903,744      15,759         81         6,297          77,163      2,178,311
----------------------------
Small Company Fund
Investor Class                  1,904,864      17,163     (1,319)       14,939         187,605      2,050,523
----------------------------
Value Fund Investor Class       5,318,206     128,903    (15,072)      124,648         700,896      5,326,810
----------------------------
Vista Fund Investor Class(2)    7,014,673     262,830     (8,743)           --         474,302      7,266,307
--------------------------------------------------------------------------------------------------------------
                              $95,289,902  $1,307,073   $(46,762)     $812,463                    $97,212,168
==============================================================================================================
AGGRESSIVE
--------------------------------------------------------------------------------------------------------------
Diversified Bond Fund
Investor Class                $ 8,728,010  $   63,220   $   (524)     $142,028         847,859    $ 8,622,726
----------------------------
Emerging Markets Fund
Investor Class                  4,080,045     106,627     (1,639)       16,942         606,944      4,406,413
----------------------------
Equity Growth Fund
Investor Class                  8,988,827      61,179     (1,263)       34,763         408,491      9,505,585
----------------------------
Growth Fund Investor Class      8,868,384      56,427       (489)          686         458,526      9,248,469
----------------------------
High-Yield Fund
Investor Class                  3,125,275      21,281       (621)       77,106         475,460      3,095,245
----------------------------
International Bond Fund
Investor Class                     48,230          --         --            --           3,550         48,387
----------------------------
International Growth Fund
Investor Class                  7,775,669     103,876     (2,765)       14,629         863,460      7,952,467
----------------------------
Large Company Value Fund
Investor Class                  5,249,533      36,070       (959)       36,238         815,588      5,382,881
----------------------------
Prime Money Market Fund
Investor Class                  1,251,169       8,261         --        11,296       1,242,908      1,242,908
----------------------------
Real Estate Fund
Investor Class                  1,249,114       8,116        (92)        4,220          50,678      1,430,640
----------------------------
Small Company Fund
Investor Class                  1,406,676       9,439       (438)       10,956         138,854      1,517,674
----------------------------
Value Fund Investor Class       3,093,120     146,696    (15,943)       82,652         397,845      3,023,622
----------------------------
Vista Fund Investor Class(2)    8,641,539     206,629     (6,810)           --         592,325      9,074,419
--------------------------------------------------------------------------------------------------------------
                              $62,505,591    $827,821   $(31,543)     $431,516                    $64,551,436
==============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

                                                                    (continued)

------
28

Notes to Financial Statements

JULY 31, 2005

4. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                PURCHASE      SALES     REALIZED    DISTRIBUTIONS         JULY 31, 2005
FUND/UNDERLYING FUND              COST        COST     GAIN (LOSS)   RECEIVED(1)   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
VERY AGGRESSIVE
--------------------------------------------------------------------------------------------------------------
Diversified Bond Fund
Investor Class                $   535,641    $ 60,604   $   (702)     $  8,782          46,535    $   473,261
----------------------------
Emerging Markets Fund
Investor Class                  1,890,976      81,555     (2,563)        7,978         275,063      1,996,957
----------------------------
Equity Growth Fund
Investor Class                  4,457,157     142,378     (2,616)       17,811         197,296      4,591,077
----------------------------
Growth Fund Investor Class      4,416,054     140,538     (2,682)          353         222,764      4,493,150
----------------------------
International Bond Fund
Investor Class                     16,873       1,668         (5)           --           1,119         15,252
----------------------------
International Growth
Fund Investor Class             3,878,216     128,013     (4,952)        6,407         421,740      3,884,226
----------------------------
Large Company Value Fund
Investor Class                  2,630,276      83,927     (2,104)       18,620         397,942      2,626,417
----------------------------
Prime Money Market Fund
Investor Class                    506,466      15,742         --         4,650         490,724        490,724
----------------------------
Real Estate Fund
Investor Class                    504,217      15,479       (330)        1,765          20,073        566,661
----------------------------
Small Company Fund
Investor Class                    631,640      19,407       (551)        5,373          60,748        663,976
----------------------------
Value Fund Investor Class       1,552,276      79,374     (8,405)       39,282         198,919      1,511,785
----------------------------
Vista Fund Investor Class(2)    4,227,190     185,984     (5,851)           --         282,778      4,332,159
--------------------------------------------------------------------------------------------------------------
                              $25,246,982    $954,669   $(30,761)     $111,021                    $25,645,645
==============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

5. FEDERAL TAX INFORMATION

The tax character of distributions paid during the period from September 30,
2004 (fund inception) through July 31, 2005 was as follows:

------------------------------------------------------------------------------------------
                              VERY                                                 VERY
                          CONSERVATIVE   CONSERVATIVE   MODERATE   AGGRESSIVE   AGGRESSIVE
------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
------------------------------------------------------------------------------------------
Ordinary income            $103,266        $364,546     $591,675    $110,186      $34,750
------------------------------------------------------------------------------------------
Long-term capital gains          --              --           --          --           --
------------------------------------------------------------------------------------------

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
29

Notes to Financial Statements

JULY 31, 2005

5. FEDERAL TAX INFORMATION (CONTINUED)

As of July 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

------------------------------------------------------------------------------------------
                         VERY                                                    VERY
                     CONSERVATIVE   CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
------------------------------------------------------------------------------------------
Federal tax cost
of investments        $10,036,308   $42,316,070   $94,033,767   $61,709,704   $24,323,567
==========================================================================================
Gross tax
appreciation
of investments           $143,643    $1,048,696    $3,425,651    $2,893,692    $1,324,554
---------------------
Gross tax
depreciation
of investments            (64,966)     (237,151)     (247,250)      (51,960)       (2,476)
------------------------------------------------------------------------------------------
Net tax appreciation
of investments           $ 78,677    $  811,545    $3,178,401    $2,841,732    $1,322,078
==========================================================================================
Undistributed
ordinary income           $25,851       $86,787      $139,378      $261,212       $50,476
---------------------
Accumulated
long-term gains           $12,300       $53,533       $85,176       $60,235       $26,175
------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

6. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

For corporate taxpayers, the following ordinary income distributions paid during the period from September 30, 2004 (fund inception) through July 31, 2005, qualify for the corporate dividends received deduction.

--------------------------------------------------------------------------------
 VERY CONSERVATIVE   CONSERVATIVE     MODERATE     AGGRESSIVE    VERY AGGRESSIVE
--------------------------------------------------------------------------------
      $17,681          $103,246       $203,290      $110,186         $34,750
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the period from
September 30, 2004 (fund inception) through July 31, 2005, as follows:

--------------------------------------------------------------------------------
 VERY CONSERVATIVE   CONSERVATIVE     MODERATE     AGGRESSIVE    VERY AGGRESSIVE
--------------------------------------------------------------------------------
      $12,672           $80,593       $182,174      $108,747         $34,750
--------------------------------------------------------------------------------

------
30

One Choice Portfolio: Very Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income(2)                                                0.25
------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.29
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.54
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                             (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.27
================================================================================
  TOTAL RETURN(3)                                                         5.43%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                   0.00%(5)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   3.00%(5)
------------------------------------------------------------------
Portfolio Turnover Rate                                                     38%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $10,132
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
31

One Choice Portfolio: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income(2)                                                0.22
------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.58
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.80
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                             (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.54
================================================================================
  TOTAL RETURN(3)                                                         8.08%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                   0.00%(5)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.63%(5)
------------------------------------------------------------------
Portfolio Turnover Rate                                                     12%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $43,183
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
32

One Choice Portfolio: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income(2)                                                0.17
------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.99
--------------------------------------------------------------------------------
  Total From Investment Operations                                        1.16
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                             (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.97
================================================================================
  TOTAL RETURN(3)                                                        11.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                   0.00%(5)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   1.98%(5)
------------------------------------------------------------------
Portfolio Turnover Rate                                                      3%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $97,313
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
33

One Choice Portfolio: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income(2)                                                0.14
------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        1.22
--------------------------------------------------------------------------------
  Total From Investment Operations                                        1.36
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                             (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $11.26
================================================================================
  TOTAL RETURN(3)                                                        13.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                   0.00%(5)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   1.52%(5)
------------------------------------------------------------------
Portfolio Turnover Rate                                                      3%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $64,623
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
34

One Choice Portfolio: Very Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income(2)                                                0.08
------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        1.49
--------------------------------------------------------------------------------
  Total From Investment Operations                                        1.57
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                             (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $11.48
================================================================================
  TOTAL RETURN(3)                                                        15.81%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)                   0.00%(5)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   0.84%(5)
------------------------------------------------------------------
Portfolio Turnover Rate                                                      8%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $25,649
--------------------------------------------------------------------------------

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
35

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders, American Century Asset Allocation
Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very Conservative, One
Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice
Portfolio: Aggressive, and One Choice Portfolio: Very Aggressive, (collectively the "Funds"), five of the mutual funds comprising American Century Asset
Allocation Portfolios, Inc., as of July 31, 2005, and the related statements of operations, and changes in net assets and the financial highlights for the period from September 30, 2004 (fund inception) through July 31, 2005. These financial statements and financial highlights are the responsibility of the
Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising American Century Asset Allocation Portfolios,
Inc., as of July 31, 2005, the results of their operations, and the changes in their net assets and their financial highlights for the period from September
30, 2004 (fund inception) through July 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 9, 2005

------
36

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                    (continued)

------
37

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 10
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Process
Excellence, Sprint Corporation (January 2005 to present), Senior Vice President,
Transformation, Sprint Corporation (September 2003 to December 2004); Senior
Vice President-Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President-Finance, Global Markets Group, Sprint Corporation
(November 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
LENGTH OF TIME SERVED (YEARS): 46
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
LENGTH OF TIME SERVED (YEARS): 14
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chief Executive
Officer, ACC (June 1996 to September 2000); Chairman, ACS LLC and other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS LLC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------
38

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACIS, ACIM, ACGIM, ACS LLC and
other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
39

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
40

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) INDEX(SM) represents the performance of stocks in global emerging market countries.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

------
41

Notes

------
42

Notes

------
43

Notes

------
44

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0509                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-45260N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as  Exhibit  12  (a)(1)  to the  registrant's  Annual  Certified
          Shareholder Report on Form N-CSR, File No. 811-21591, on September 29,
          2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    D.D.  (Del)  Hock,  Donald  H.  Pratt  and  Timothy  Webster  are  the
          registrant's  designated audit committee  financial experts.  They are
          "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

The  aggregate  fees  billed  for  the   registrant's   first  fiscal  year  for
professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements were $57,990.

(b)       Audit-Related Fees.

The aggregate  fees billed in the  registrant's  first fiscal year for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:   $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):
          $0

(c)       Tax Fees.

The aggregate fees billed in the registrant's first fiscal year for professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

          For services rendered to the registrant:  $13,970

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):
          $0

(d)       All Other Fees.

The aggregate fees billed in the registrant's first fiscal year for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):
          $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the registrant for the registrant's first fiscal year were
          $167,076.

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no  material  changes to the  procedures  by which  shareholders  may recommend  nominees  to the  registrant's  board since the  registrant's  Annual
Certified  Shareholder  Report  on Form  N-CSR,  File  No.  811-21591,  filed on
September 29, 2005.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit  12(a)(1) to the registrant's  Certified  Shareholder
          Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/ William M. Lyons
         -----------------------------------------
         Name:   William M. Lyons
         Title:  President

Date:    April 11, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -----------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    April 11, 2006

By:      /s/ Maryanne L. Roepke
         -----------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    April 11, 2006